Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Funds for Institutions Series
Prospectus Date	rr_ProspectusDate	Aug. 29, 2011
Select Institutional Fund | Select Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.13%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[1]
1 Year	rr_ExpenseExampleYear01	18
3 Years	rr_ExpenseExampleYear03	58
5 Years	rr_ExpenseExampleYear05	101
10 Years	rr_ExpenseExampleYear10	230
Annual Return 2001	rr_AnnualReturn2001	4.18%
Annual Return 2002	rr_AnnualReturn2002	1.80%
Annual Return 2003	rr_AnnualReturn2003	1.12%
Annual Return 2004	rr_AnnualReturn2004	1.30%
Annual Return 2005	rr_AnnualReturn2005	3.11%
Annual Return 2006	rr_AnnualReturn2006	4.95%
Annual Return 2007	rr_AnnualReturn2007	5.28%
Annual Return 2008	rr_AnnualReturn2008	3.03%
Annual Return 2009	rr_AnnualReturn2009	0.56%
Annual Return 2010	rr_AnnualReturn2010	0.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.04%
1 Year	rr_AverageAnnualReturnYear01	0.20%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	2.54%
Select Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About FFI Select Institutional Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The objective of FFI Select Institutional Fund ("Select Institutional Fund" or the "Fund"), a series of Funds For Institutions Series ("FFI" or the "Trust"), is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Select Institutional Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of Select Institutional Fund and Select Institutional Fund's share of expenses of Master Institutional Portfolio ("Institutional Portfolio").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Select Institutional Fund tries to achieve its objective by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities consist primarily of short-term U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, commercial paper, repurchase agreements and variable and floating rate obligations. The Fund may also invest in domestic bank obligations and foreign bank obligations and other short-term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 397 days (13 months). The Fund's dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Select Institutional Fund cannot guarantee that it will achieve its objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

  Asset-Backed Securities Risk — Asset-backed securities represent interests in "pools" of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Investing in foreign securities involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.
  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market could make it difficult for the Fund to dispose of these securities if the issuer defaults.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information shows you how Select Institutional Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. Select Institutional Fund commenced operations on February 4, 2008. Therefore, prior to February 4, 2008, the chart and table for Select Institutional Fund are based upon the performance of Institutional Portfolio and, for periods prior to January 14, 2002, on FFI Institutional Fund, the predecessor of Institutional Portfolio, adjusted to reflect an annual expense ratio of 0.18% for Select Institutional Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund's results can be obtained by visiting www.fundsforinstitutions.com or can be obtained by phone at (800) 225-1576.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how Select Institutional Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 225-1576
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fundsforinstitutions.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS Select Institutional Fund As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 1.43% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.04% (quarter ended March 31, 2010). The year-to-date return as of June 30, 2011 was 0.08%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund's current 7-day yield, call (800) 225-1576.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 225-1576

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Select Institutional Fund and Select Institutional Fund's share of expenses of Master Institutional Portfolio ("Institutional Portfolio").The management fees are paid by Institutional Portfolio.
[2]	Under Select Institutional Fund's administration agreement, in exchange for the administration fee payable by Select Institutional Fund, BlackRock Advisors, LLC, as the Fund's administrator, has agreed to pay all of the Fund's other ordinary expenses, other than the Fund's pro rata portion of Institutional Portfolio's management fee payable indirectly by the Fund as an interestholder of Institutional Portfolio, so that the Fund's total annual operating expenses minus extraordinary expenses, if any, will be no greater than 0.18% of the Fund's net assets.